Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 10 — Subsequent Events

As of July 28, 2012, a Stock Purchase Agreement (the “Agreement”) was entered into by and among Prime, Yuantong Investment Holdings Limited (the “Target” or “Yuantong”), a Cayman Islands company, and Vanrock Sunrise Holdings Limited, Aquavenus Investment Holdings Limited and G.H. Martin Limited, the shareholders of Target (the “Target Shareholders”). (see Note 1)